Note 13 - Retirement and Pension Plans (Details Textual) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015	Jun. 30, 2016	Jun. 30, 2011
Defined Benefit Plan, Accumulated Benefit Obligation	¥ 4,411,815	¥ 4,084,419
Defined Benefit Plan, Pension Plan with Accumulated Benefit Obligation in Excess of Plan Assets, Projected Benefit Obligation	6,777,223	6,388,110
Defined Benefit Plan, Plan with Benefit Obligation in Excess of Plan Assets, Fair Value of Plan Assets	3,635,159	3,193,899
Defined Benefit Plan, Plans with Benefit Obligations with No Plan Assets Aggregate Benefit Obligation	116,408	104,051
Defined Benefit Plan, Expected Amortization of Gain (Loss), Next Fiscal Year	5,490
Defined Benefit Plan, Expected Future Employer Contributions, Next Fiscal Year	¥ 404,796
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Percent	1.60%
Payment for Pension Benefits	¥ 146,975	138,372	¥ 134,591
Multiemployer Plans, Plan Assets	285,408,286
Multiemployer Plan, Contributions by Employer	¥ 117,300	¥ 123,674	¥ 293,132
Multiemployer Plan Period Contributions, Percentage	5.00%	5.00%
IIJ Retirement Benefit Plan for Full Time Director Abolished [Member]
Liability, Other Retirement Benefits					¥ 255,330
Retirement Benefit Plan for Full-time Director, Abolished [Member]
Liability, Other Retirement Benefits	¥ 382,881	¥ 379,685
IIJ Retirement Benefit Plan for Full-time Auditors, Abolished [Member]
Liability, Other Retirement Benefits	¥ 8,020	¥ 7,530		¥ 8,020
Minimum [Member]
Multiemployer Plans Funded Status, Percentage		80.00%
Debt Securities [Member]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	63.00%
Equity Securities [Member]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	35.00%
Other Financial Instruments [Member]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	2.00%
Contributions Allocated to Debt Securities Equity Securities and Other Financial Instruments [Member]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	50.00%